Related Party Transactions - Schedule of Transactions of Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Guarantee provided for bank borrowings:
Bank short-term borrowings	$ 14,764		$ 15,067
Xinyu High-Tech Investment Co., Ltd. – Export-Import Bank of China Jiangxi Branch [Member]
Guarantee provided for bank borrowings:
Bank short-term borrowings	6,386	$ 6,086
Mr. Weidong Gu – Bank of China [Member]
Guarantee provided for bank borrowings:
Bank short-term borrowings		9,793
Mr. Weidong Gu – Xinyu Rural Commercial Bank [Member]
Guarantee provided for bank borrowings:
Bank short-term borrowings		4,197
Mr. Weidong Gu – Export-Import Bank of China Jiangxi Branch [Member]
Guarantee provided for bank borrowings:
Bank short-term borrowings		6,086
Mr. Zhisheng Cheng – Bank of China [Member]
Guarantee provided for bank borrowings:
Bank short-term borrowings		9,793
Mr. Zhisheng Cheng – Export-Import Bank of China Jiangxi Branch [Member]
Guarantee provided for bank borrowings:
Bank short-term borrowings		6,086
Mr. Xingzhi Huang – Bank of China [Member]
Guarantee provided for bank borrowings:
Bank short-term borrowings		9,793
Mr. Xingzhi Huang – Export-Import Bank of China Jiangxi Branch [Member]
Guarantee provided for bank borrowings:
Bank short-term borrowings		6,086
Xinyu High-Tech Investment Co., Ltd.[Member]
Rental income:
Rental income	$ 53	$ 50